Other Expense, Net - Schedule of Other Non-operating Income (Detail) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		4 Months Ended	12 Months Ended
	Jan. 31, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Successor [Member]
Other Income Expense [Line Items]
Exchange losses, net		$ 8.7	$ 0.1	$ 0.0	$ 81.2	$ 48.9
Management fees and expenses		0.0	0.8	0.0	16.6	3.1
Other		(4.8)	3.6	0.0	17.2	(3.5)
Total		$ 3.9	$ 4.5	$ 0.0	$ 115.0	$ 48.5
Predecessor [Member]
Other Income Expense [Line Items]
Exchange losses, net	$ 4.5						$ 17.7
Management fees and expenses	0.0						0.0
Other	0.5						(1.4)
Total	$ 5.0						$ 16.3